Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 2,549,766	$ 554,132
Accounts receivable, net	726,383	1,429,299
Deposits and prepayment	1,072,348	17,566
Deferred costs	300,000	1,306,441
Contract assets	452,031	543,838
Total current assets	5,133,249	4,021,110
NON-CURRENT ASSETS
Property, plant, equipment, net	18,043	13,274
Right-of-use assets, operating lease	100,039	119,881
Deposits and prepayment	783,487	320,513
Total non-current assets	901,569	453,668
TOTAL ASSETS	6,034,818	4,474,778
Current Liabilities
Other payables and accrued liabilities	646,197	1,096,016
Taxes payables	140,756	155,210
Operating lease liabilities - current	40,723	39,886
Total current liabilities	1,610,061	3,892,365
Non-current liabilities
Operating lease liabilities – non-current	59,730	80,237
Total non-current liabilities	59,730	80,237
TOTAL LIABILITIES	1,669,791	3,972,602
Commitments
EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 13,125,000 and 14,625,000 shares issued and outstanding as of September 30, 2023 and March 31, 2024, respectively	14,625	13,125
Subscription receivable	(13,125)	(13,125)
Additional paid-in capital	3,090,761	128,205
Retained earnings	1,272,766	373,971
Total shareholders’ equity	4,365,027	502,176
TOTAL LIABILITIES AND EQUITY	6,034,818	4,474,778
Related Party [Member]
CURRENT ASSETS
Prepayment – related party	32,721	169,834
Current Liabilities
Accounts payable	261,770
Nonrelated Party [Member]
Current Liabilities
Accounts payable	$ 520,615	$ 2,601,253